Shareholder Fees	Jan. 28, 2026
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class F
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Floating Rate High Income Fund | Floating Rate Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Short Duration High Income Fund | Short Duration Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Short Duration High Income Fund | Short Duration Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Short Duration High Income Fund | Short Duration Class F
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Shenkman Capital Short Duration High Income Fund | Short Duration Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)